Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Change in Carrying Value of Goodwill

	Cost	Accumulated impairment loss	Carrying amount
	$	$	$
Balances at January 1, 2020	8,050	—	8,050
Impact of foreign exchange rate changes	765	—	765
Balances at December 31, 2020	8,815	—	8,815
Impact of foreign exchange rate changes	(685)	—	(685)
Balances at December 31, 2021	8,130	—	8,130